As filed with the Securities and Exchange Commission on October 7, 2019.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 362	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 366	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110

(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Adaptive Risk Allocation Fund, Columbia Dividend Income Fund, Columbia High Yield Municipal Fund and Columbia Multi Strategy Alternatives Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 7th day of October, 2019.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of October, 2019.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President (Principal Executive Officer)	/s/ David M. Moffett*	Trustee
Christopher O. Petersen		David M. Moffett

/s/ Michael G. Clarke*	Chief Financial Officer (Principal Financial Officer) and	/s/ John J. Neuhauser*	Trustee
Michael G. Clarke		John J. Neuhauser
Senior Vice President

/s/ Joseph Beranek*	Treasurer and Chief Accounting Officer (Principal	/s/ Patrick J. Simpson*	Trustee
Joseph Beranek		Patrick J. Simpson
Accounting Officer)

/s/ Douglas A. Hacker*	Chair of the Board	/s/ William F. Truscott*	Trustee
Douglas A. Hacker		William F. Truscott

/s/ Janet L. Carrig*	Trustee	/s/ Anne-Lee Verville*	Trustee
Janet L. Carrig		Anne-Lee Verville

/s/ Nancy T. Lukitsh*	Trustee
Nancy T. Lukitsh

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on May 27, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated January 3, 2019, and incorporated by reference to Post-Effective Amendment No. 343 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(6)), filed with the Commission on January 14, 2019 and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 1, 2018, and incorporated by reference to Post-Effective Amendment No. 315 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 1, 2018.

Exhibit Index
Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase